Note 15 - Financial Risk Management	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
15.	FINANCIAL RISK MANAGEMENT

The Company’s operations consist of the acquisition, exploration and development of mineral projects primarily in the Americas. The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of occurrence. These risks may include credit risk, liquidity risk, currency risk, interest rate risk and other price risks. Where material, these risks are reviewed and monitored by the Board of Directors.

(a)	Market risk

The Company conducts the majority of its business through its equity interest in its associates, Juanicipio (Note 10). Juanicipio is exposed to commodity price risk, specifically to the prices of silver, gold, and to a lesser extent, lead and zinc. Currently, Juanicipio produces and sells concentrates containing these metals which are each subject to market price fluctuations which will affect its profitability and its ability to generate cash flow. Juanicipio does not hedge any of the commodities produced and does not have any such positions outstanding at December 31, 2022.

(b)	Credit risk

Counterparty credit risk is the risk that the financial benefits of contracts with a specific counterparty will be lost if a counterparty defaults on its obligations under the contract. This includes any cash amounts owed to the Company by those counterparties, less any amounts owed to the counterparty by the Company where a legal right of set-off exists and also includes the fair values of contracts with individual counterparties which are recorded in the financial statements.

(i)	Trade credit risk

Juanicipio, in which the Company has a 44% interest, has revenue from its underground mining operation as described in Note 10. Juanicipio sells and receives payment for its concentrates at market terms, under an offtake agreement with Met-Mex Peñoles, S.A. de C.V. (“Met-Mex”), a related party to Fresnillo. Met-Mex and Fresnillo have a good history and the Company believes Juanicipio is not exposed to significant trade credit risk.

(ii)	Cash

In order to manage credit and liquidity risk, the Company’s policy is to invest only in highly rated investment grade instruments backed by Canadian commercial banks, and in the case of its Mexican and US operations, the Company maintains minimal cash in its US and Mexican subsidiaries, as generally cash is only sent to them to cover current planned expenditures.

(iii)	Mexican value added tax

As at December 31, 2022, the Company had a payable of $507 to the Mexican government from interest received on the loan to the Juanicipio Entities, offset by a receivable of $75 (Note 8) for value added tax. As at December 31, 2022, Juanicipio, in which the Company has a 44% interest, had a receivable of $13,853 from the Mexican government for value added tax (Note 10) (MAG’s attributable portion $6,095). Management expects the balances to be fully recoverable within both entities.

The Company’s maximum exposure to credit risk is the carrying value of its cash, accounts receivable and loan receivable from Juanicipio which is classified as an Investment in Juanicipio in the consolidated statement of financial position, as follows:

	December 31,	December 31,
	2022	2021
	$	$
Cash	29,955	56,748
Accounts receivable (Note 8)	708	2,097
Loan to the Juanicipio Entities (Notes 10 & 18) (1)	104,653	106,036
	135,316	164,881

(1) The expected credit losses take into account future information of the credit worthiness of Juanicipio and are not considered significant.

(c)	Liquidity risk

The Company has a planning and budgeting process in place to help determine the funds required to support the Company's normal operating requirements, its exploration and development plans, and its various optional property and other commitments (Notes 10, 11 and 19). The annual budget is approved by the Board of Directors. The Company ensures that there are sufficient cash balances to meet its short-term business requirements.

The Company's overall liquidity risk has not changed significantly from the prior year. Future liquidity may depend upon the Company’s ability to arrange debt or additional equity financings.

(d)	Currency risk

The Company is exposed to the financial risks related to the fluctuation of foreign exchange rates, both in the Mexican peso and C$, relative to the US$. The Company does not use any derivative instruments to reduce its exposure to fluctuations in foreign exchange rates.

Exposure to currency risk

As at December 31, 2022, the Company is exposed to currency risk through the following assets and liabilities denominated in currencies other than the functional currency of the applicable entity:

	Mexican peso	Canadian dollar
(in US$ equivalent)	$	$

Cash	8	635
Accounts receivable	70	294
Investments	-	11
Accounts payable	(543)	(1,431)
Lease obligations	-	(262)
Net liabilities exposure	(465)	(752)

Mexican peso relative to the US$

Although the majority of operating expenses in Mexico are both determined and denominated in US$, an appreciation in the Mexican peso relative to the US$ will slightly increase the Company’s cost of operations in Mexico (reported in US$) related to those operating costs denominated and determined in Mexican pesos. Alternatively, a depreciation in the Mexican peso relative to the US$ will decrease the Company’s cost of operations in Mexico (reported in US$) related to those operating costs denominated and determined in Mexican pesos.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax and deferred tax to the extent that the Company holds net monetary assets (liabilities) in pesos. Specifically, the Company's foreign currency exposure is comprised of peso denominated cash, prepaids and value added taxes receivable, net of trade and other payables. The carrying amount of the Company’s net peso denominated monetary liabilities at December 31, 2022 is 8.9 million pesos ( December 31, 2021: 3.4 million net peso denominated monetary asset). A 10% appreciation or depreciation in the peso against the US$ would have immaterial effect on the Company’s income (loss) before tax.

Mexican peso relative to the US$ - Investment in Juanicipio

The Company conducts the majority of its business through its equity interest in its associates (Note 10). The Company accounts for this investment using the equity method, and recognizes the Company's 44% share of earnings and losses of Juanicipio. Juanicipio also has a US$ functional currency, and is exposed to the same currency risks noted above for the Company.

An appreciation/depreciation in the Mexican peso against the US$ will also result in a gain/loss before tax and deferred taxes (Note 10) in Juanicipio to the extent that it holds net monetary assets (liabilities) in pesos, comprised of peso denominated cash, value added taxes receivable, net of trade and other payables. The carrying amount of Juanicipio’s net peso denominated monetary liabilities at December 31, 2022 is 744 million pesos ( December 31, 2021: 33.1 million net peso denominated monetary assets). A 10% appreciation in the peso against the US$ would result in a loss before tax at December 31, 2022 of $4,269 ( December 31, 2021: $178 gain) in Juanicipio, of which the Company would record its 44% share being $1,878 loss from equity investment in Juanicipio ( December 31, 2021: $78 income), while a 10% depreciation in the peso relative to the US$ would result in an equivalent gain ( December 31, 2021: loss).

C$ relative to the US$

The Company is exposed to gains and losses from fluctuations in the C$ relative to the US$.

As general and administrative overheads in Canada are denominated in C$, an appreciation in the C$ relative to the US$ will increase the Company’s overhead costs as reported in US$. Alternatively, a depreciation in the C$ relative to the US$ will decrease the Company’s overhead costs as reported in US$.

An appreciation/depreciation in the C$ against the US$ will result in a gain/loss to the extent that MAG, the parent entity and the Larder Project holds net monetary assets (liabilities) in C$. The carrying amount of the Company’s net Canadian denominated monetary liabilities at December 31, 2022 is C$1.1 million ( December 31, 2021: C$5.1 million net monetary assets). A 10% appreciation or depreciation in the C$ against the US$ would have immaterial effect on the Company’s income (loss) before tax.

(e)	Interest rate risk

The Company’s interest revenue earned on cash is exposed to interest rate risk. A decrease in interest rates would result in lower relative interest income and an increase in interest rates would result in higher relative interest income.

(f)	Political and country risk

The Company conducts operations in Canada, the United States of America and Mexico, and as such the Company’s operations are exposed to various levels of political and economic risks by factors outside of the Company’s control. These potential factors include, but are not limited to: royalties and tax increases or claims by government bodies, rising interest rates, supply chain constraints and general cost escalation in the current inflationary environment heightened by the invasion of Ukraine by Russia, expropriation or nationalization, foreign exchange controls, extreme fluctuations in foreign currency exchange rates, import and export tariffs and regulations, lawlessness, cancellation or renegotiation of contracts and environmental and permitting regulations. The Company currently has no political risk insurance coverage against these risks.

The Company is unable to determine the impact of these risks on its future financial position or results of operations. Changes, if any, in mining or investment policies or shifts in political attitude of foreign countries may substantially affect the Company’s exploration, development and production activities.